Trade and other receivables - Risk exposure and expected losses (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables
Trade and other current receivables	€ 16,901	€ 16,551
Expected loss (% net of counterpart risk mitigation factors)	14.10%	12.40%
Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 19,686	€ 18,889
Accumulated impairment
Trade and other receivables
Trade and other current receivables	(2,785)	(2,338)
Performing receivables | Low risk
Trade and other receivables
Trade and other current receivables	€ 5,409	€ 4,876
Expected loss (% net of counterpart risk mitigation factors)	0.20%	0.40%
Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 5,419	€ 4,895
Performing receivables | Low risk | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(10)	(19)
Performing receivables | Medium risk
Trade and other receivables
Trade and other current receivables	€ 6,454	€ 6,481
Expected loss (% net of counterpart risk mitigation factors)	0.40%	1.10%
Performing receivables | Medium risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 6,481	€ 6,553
Performing receivables | Medium risk | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(27)	(72)
Performing receivables | High risk
Trade and other receivables
Trade and other current receivables	€ 456	€ 486
Expected loss (% net of counterpart risk mitigation factors)	2.60%	4.50%
Performing receivables | High risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 468	€ 509
Performing receivables | High risk | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(12)	(23)
Defaulted receivables
Trade and other receivables
Trade and other current receivables	€ 2,296	€ 2,269
Expected loss (% net of counterpart risk mitigation factors)	48.50%	42.40%
Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 4,458	€ 3,937
Defaulted receivables | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(2,162)	(1,668)
Plenitude customers
Trade and other receivables
Trade and other current receivables	€ 2,286	€ 2,439
Expected loss (% net of counterpart risk mitigation factors)	20.10%	18.60%
Plenitude customers | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 2,860	€ 2,995
Plenitude customers | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(574)	(556)
Business customers | Gross carrying amount
Trade and other receivables
Trade and other current receivables	9,636	10,120
Business customers | Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	3,545	3,577
Business customers | Performing receivables | Medium risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	5,138	5,303
Business customers | Performing receivables | High risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	253	331
Business customers | Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	700	909
National Oil Companies and Public Administrations | Gross carrying amount
Trade and other receivables
Trade and other current receivables	4,819	3,455
National Oil Companies and Public Administrations | Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	369	215
National Oil Companies and Public Administrations | Performing receivables | Medium risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	733	634
National Oil Companies and Public Administrations | Performing receivables | High risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	214	168
National Oil Companies and Public Administrations | Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	3,503	2,438
Other counterparties | Gross carrying amount
Trade and other receivables
Trade and other current receivables	5,231	5,314
Other counterparties | Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	1,505	1,103
Other counterparties | Performing receivables | Medium risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	610	616
Other counterparties | Performing receivables | High risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	1	10
Other counterparties | Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	255	590
Other counterparties | Plenitude customers | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 2,860	€ 2,995